Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	11,961	$ 13,500
Transamerica Strategic Income, Class I2 (B)	4,437,611	39,228,480
		39,241,980
International Equity Funds - 20.0%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	5,434,332	56,680,081
Transamerica Emerging Markets Equity, Class I2 (B)	4,785,900	50,491,250
Transamerica International Equity, Class I2 (B)	6,831,661	171,952,897
Transamerica International Focus, Class I2 (B)	28,530,995	207,705,644
Transamerica International Small Cap Value, Class I2 (B)	8,578,959	156,480,217
		643,310,089
International Mixed Allocation Fund - 9.7%
Transamerica Aegon Bond VP, Initial Class (B)	33,009,699	310,951,361
U.S. Equity Funds - 50.7%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	650,326	20,179,620
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	35,296,006	1,006,289,126
Transamerica Large Cap Value, Class I2 (B)	11,299,671	188,252,525
Transamerica Mid Cap Growth, Class I2 (B)	1,952,740	22,261,230
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,715,474	19,813,723
Transamerica Small Cap Value, Class I2 (B)	1,948,342	10,131,380
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	874,151	10,009,027
Transamerica WMC US Growth VP, Initial Class (B)	8,523,598	351,001,778
		1,627,938,409
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 16.0%
Transamerica Aegon Core Bond VP, Initial Class (B)	9,784,617	$ 106,260,945
Transamerica Core Bond, Class I2 (B)	3,155,564	27,421,848
Transamerica Floating Rate, Class I2 (B)	3,613,137	32,265,319
Transamerica High Yield Bond, Class I2 (B)	19,683,393	162,978,494
Transamerica Long Credit, Class I2 (B)	19,025,300	182,833,132
		511,759,738
Total Investment Companies (Cost $2,856,149,965)		3,133,201,577

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 43,462,500	43,493,060
Total U.S. Government Obligation (Cost $43,491,682)		43,493,060
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.65% (F), dated 09/30/2025, to be repurchased at $19,277,577 on 10/01/2025. Collateralized by U.S. Government Obligations, 2.50% - 4.25% due 03/15/2027 - 03/31/2027, and with a total value of $19,662,317.	19,276,693	19,276,693
Total Repurchase Agreement (Cost $19,276,693)		19,276,693
Total Investments (Cost $2,918,918,340)		3,195,971,330
Net Other Assets (Liabilities) - 0.4%		14,431,513
Net Assets - 100.0%		$ 3,210,402,843
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	2,290	12/31/2025	$250,000,964	$250,057,267	$56,303	$—
10-Year U.S. Treasury Notes	318	12/19/2025	35,593,749	35,775,000	181,251	—
10-Year U.S. Treasury Ultra Notes	295	12/19/2025	33,591,009	33,948,047	357,038	—
CAD Currency	774	12/16/2025	56,259,070	55,805,400	—	(453,670)
E-Mini Russell 2000® Index	497	12/19/2025	60,036,534	61,019,175	982,641	—
EUR Currency	651	12/15/2025	96,158,508	95,957,400	—	(201,108)
Euro-BTP Italy Government Bonds	693	12/08/2025	96,414,400	97,503,874	1,089,474	—
FTSE 100 Index	519	12/19/2025	65,220,341	65,664,616	444,275	—
GBP Currency	369	12/15/2025	31,231,939	31,021,369	—	(210,570)
Hong Kong Hang Seng Index	464	10/30/2025	78,417,467	80,231,613	1,814,146	—
JPY Currency	357	12/15/2025	30,521,147	30,407,475	—	(113,672)
MSCI Emerging Markets Index	3,916	12/19/2025	263,483,335	266,229,260	2,745,925	—
S&P Midcap 400® E-Mini Index	201	12/19/2025	66,510,993	66,052,620	—	(458,373)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P/TSX 60 Index	10	12/18/2025	$2,547,116	$2,547,675	$559	$—
TOPIX Index	154	12/11/2025	32,284,244	32,708,794	424,550	—
Total					$8,096,162	$(1,437,393)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Ultra Bonds	(245)	12/19/2025	$(28,664,504)	$(29,415,313)	$—	$(750,809)
CHF Currency	(504)	12/15/2025	(80,249,072)	(79,839,900)	409,172	—
German Euro BUXL	(280)	12/08/2025	(36,686,397)	(37,633,490)	—	(947,093)
MSCI EAFE Index	(487)	12/19/2025	(68,037,181)	(67,822,055)	215,126	—
S&P 500® E-Mini Index	(158)	12/19/2025	(52,501,363)	(53,236,125)	—	(734,762)
S&P/ASX 200 Index	(825)	12/18/2025	(121,255,295)	(121,094,812)	160,483	—
Total					$784,781	$(2,432,664)
Total Futures Contracts					$8,880,943	$(3,870,057)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,133,188,077	$—	$—	$3,133,188,077
U.S. Government Obligation	—	43,493,060	—	43,493,060
Repurchase Agreement	—	19,276,693	—	19,276,693
Total	$3,133,188,077	$62,769,753	$—	$3,195,957,830
Investment Companies Measured at Net Asset Value (C)				13,500
Total Investments				$3,195,971,330
Other Financial Instruments
Futures Contracts (H)	$8,880,943	$—	$—	$8,880,943
Total Other Financial Instruments	$8,880,943	$—	$—	$8,880,943
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(3,870,057)	$—	$—	$(3,870,057)
Total Other Financial Instruments	$(3,870,057)	$—	$—	$(3,870,057)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$396,319,820	$19,858,274	$(105,518,990)	$1,232,591	$(940,334)	$310,951,361	33,009,699	$19,858,274	$—
Transamerica Aegon Core Bond VP, Initial Class	—	107,490,096	—	—	(1,229,151)	106,260,945	9,784,617	2,760,286	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Real Estate Securities VP, Initial Class	$65,361,175	$1,132,044	$(14,999,440)	$322,923	$4,863,379	$56,680,081	5,434,332	$1,132,044	$—
Transamerica Core Bond, Class I2	32,977,535	944,316	(7,258,513)	(178,071)	936,581	27,421,848	3,155,564	944,316	—
Transamerica Emerging Markets Equity, Class I2	14,280,221	29,582,500	—	—	6,628,529	50,491,250	4,785,900	—	—
Transamerica Floating Rate, Class I2	36,101,881	2,025,579	(5,403,000)	(313,740)	(145,401)	32,265,319	3,613,137	2,025,579	—
Transamerica Global Allocation Liquidating Trust, Class I2	13,500	—	—	—	—	13,500	11,961	—	—
Transamerica High Yield Bond, Class I2	313,102,880	15,090,546	(167,981,988)	2,047,180	719,876	162,978,494	19,683,393	15,090,546	—
Transamerica International Equity, Class I2	164,309,456	—	(26,891,292)	5,502,149	29,032,584	171,952,897	6,831,661	—	—
Transamerica International Focus, Class I2	189,412,118	—	(5,034,745)	(167,825)	23,496,096	207,705,644	28,530,995	—	—
Transamerica International Small Cap Value, Class I2	125,014,273	—	(5,349,416)	1,488,160	35,327,200	156,480,217	8,578,959	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	18,990,704	2,266,528	—	—	(1,077,612)	20,179,620	650,326	58,144	2,208,384
Transamerica JPMorgan Enhanced Index VP, Initial Class	979,317,452	119,996,407	(91,133,838)	24,100,856	(25,991,751)	1,006,289,126	35,296,006	18,654,757	101,341,650
Transamerica Large Cap Value, Class I2	220,566,958	1,624,474	(57,450,512)	10,484,057	13,027,548	188,252,525	11,299,671	1,624,474	—
Transamerica Long Credit, Class I2	174,314,626	6,865,523	(4,410,552)	(94,470)	6,158,005	182,833,132	19,025,300	6,865,523	—
Transamerica Mid Cap Growth, Class I2	19,872,270	7,418	—	—	2,381,542	22,261,230	1,952,740	—	7,418
Transamerica Mid Cap Value Opportunities, Class I2	18,218,332	—	—	—	1,595,391	19,813,723	1,715,474	—	—
Transamerica Small Cap Value, Class I2	9,624,811	—	—	—	506,569	10,131,380	1,948,342	—	—
Transamerica Strategic Income, Class I2	36,736,010	1,617,548	—	—	874,922	39,228,480	4,437,611	1,617,548	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	9,211,668	1,484,713	—	—	(687,354)	10,009,027	874,151	273,750	1,210,963
Transamerica WMC US Growth VP, Initial Class	366,927,728	53,351,103	(57,450,513)	8,979,854	(20,806,394)	351,001,778	8,523,598	2,629,669	50,721,434
Total	$3,190,673,418	$363,337,069	$(548,882,799)	$53,403,664	$74,670,225	$3,133,201,577	209,143,437	$73,534,910	$155,489,849

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$123,058	$13,500	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $43,115,795.
(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust